SCHEDULE III - REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION (SCHEDULE OF REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION - ROLLFORWARD) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Balance at beginning of year	$ 1,551,194	$ 915,521	$ 415,776
Acquisitions	195,328	601,546	487,276
Improvements	11,804	34,127	12,469
Balance at end of year	1,758,326	1,551,194	915,521
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation [Roll Forward]
Balance at beginning of year	(45,789)	(18,521)	(5,262)
Depreciation	(38,805)	(27,268)	(13,259)
Balance at end of year	$ (84,594)	$ (45,789)	$ (18,521)